Segment information and revenue - Major customers fees on lending solution services (Details) - Service fees on lending solution services	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	66.89%	67.18%	63.55%
Contributed by Ping An Group
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	56.60%	56.03%	52.23%
Lufax Holding Ltd ("Lufax" and its subsidiaries)
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	10.29%	11.15%	11.32%